The table below presents the VaR for the entities in Brazil, calculated using a confidence level of 95% and a holding period of 1 day, by a historical simulation approach, with a 5-year window. (Details) - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Group [Member]
IfrsStatementLineItems [Line Items]
Value At Risk Market Funds Carrying Value	$ 1,012	$ 1,128
Financeira [Member]
IfrsStatementLineItems [Line Items]
Value At Risk Market Funds Carrying Value	683	561
Pagamentos [Member]
IfrsStatementLineItems [Line Items]
Value At Risk Market Funds Carrying Value	$ 464	$ 140